Significant Accounting Policies - Shared Risk Revenue (Details) - Shared risk revenue	12 Months Ended
Dec. 31, 2022 agreement subsidiary
Significant Accounting Policies
Number of subsidiaries receiving significant shared risk savings | subsidiary	1
Percentage of shared risk savings received	30.00%
Number of separate arrangements | agreement	4
Percentage of total cost savings to be received, if the sequential YoY PMPY aggregate change yields a reduction	30.00%